UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:
	Eileen Holmes					Los Angeles, CA	  	May 15, 2001
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		16

Form 13F Information Table Value Total:		$19,275 (X1000)


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF		CUSIP		VALUE	    SHARES			INV.	OTHER		AUTH
					CLASS					X1000					DISC	MGR		SOLE

3DO CO COM                     COM              88553W105       34   17000.00  SH       SOLE                 17000.00
ABBOTT LABS COM                COM              002824100      208    4398.53  SH       SOLE                  4398.53
ADAIR INTL OIL & GAS COM       COM              005408109        6   20000.00  SH       SOLE                 20000.00
AMGEN INC COM                  COM              031162100      230    3826.00  SH       SOLE                  3826.00
APPLIED DIGITAL SOLTS COM      COM              038188108      348  214030.00  SH       SOLE                214030.00
EXXON MOBIL CORP COM           COM              30231G102      322    3980.00  SH       SOLE                  3980.00
GENERAL ELEC CO COM            COM              369604103      802   19166.39  SH       SOLE                 19166.39
HOME DEPOT INC COM             COM              437076102      891   20670.83  SH       SOLE                 20670.83
INT'L BUSINESS MACHINES        COM              459200101      305    3169.75  SH       SOLE                  3169.75
MEDTRONIC INC COM              COM              585055106     4334   94753.50  SH       SOLE                 94753.50
PFIZER INC COM                 COM              717081103     5024   122688.89 SH       SOLE                122688.89
STRUTHERS INC COM NEW          COM              863582201        2   20000.00  SH       SOLE                 20000.00
SUNRISE TECH INTL INC COM      COM              86769L103       28   15000.00  SH       SOLE                 15000.00
TOLL BROTHERS INC COM          COM              889478103     5327   138371.00 SH       SOLE                138371.00
WELLS FARGO & CO NEW COM       COM              949746101     1163   23512.00  SH       SOLE                 23512.00
SESSIONS GROUP MONOGR INCM EQ                                  250   23004.107 SH       SOLE                23004.107






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